Consolidated Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
EXPENSES
General and administrative	$ 3,726	$ 4,677	$ 6,084
Interest	5,493	8,355	18,414
Foreign exchange gain	(740)
Foreign exchange loss		1,006	4,068
Share of joint venture expenditures - Lion Battery	369	595
Stock compensation expense	1,569	787	77
Closure, care and maintenance costs (recovery)		(509)	14,437
Operating expenses, total	10,417	14,911	43,080
Loss (Gain) on fair value derivatives and warrants	(3,203)	2,732	(3,726)
Loss on Asset Held for Sale			2,304
(Gain) Loss on fair value of marketable securities		(609)	105
Net finance income	(158)	(364)	(739)
Loss for the year before income taxes	7,056	16,670	41,024
Deferred income tax expense	72	106	0
Loss for the year	7,128	16,776	41,024
Currency translation adjustment	4,487	(105)	(6,350)
Tax impact of previously recorded to comprehensive loss			(15,527)
Comprehensive loss for the year	11,615	16,671	19,147
Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	7,128	16,776	38,682
Non-controlling interests			2,342
Loss	7,128	16,776	41,024
Comprehensive loss attributable to:
Shareholders of Platinum Group Metals Ltd.	11,615	16,671	16,805
Non-controlling interests			2,342
Comprehensive loss for the year	$ 11,615	$ 16,671	$ 19,147
Basic and diluted loss per common share	$ 0.11	$ 0.52	$ 2.03
Weighted average number of common shares outstanding: Basic and diluted	61,537,004	32,534,646	19,053,144